Operating Leases - Schedule of Operating Leases Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease liabilities	$ (15.5)	$ (15.5)	$ (17.5)
Asset obtained in exchange for operating lease liability	0.2	1.9	23.9
Reduction of right-of use assets resulting from reductions to lease obligations	$ 0.1	$ 7.0	$ 2.3
Operating lease, weighted average remaining lease term (years(	7 years 3 months 18 days	8 years 1 month 6 days	8 years 9 months 18 days
Operating lease, weighted average discount rate (percent)	5.00%	5.00%	5.00%